NOTE 13 - Share based compensation: Schedule of Expenses recorded as a result of share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity settled compensations
Share-Based Payment Arrangement, Expense	$ 601	$ 664
Cash settled compensations
Share-Based Payment Arrangement, Expense	0	(101)
Share-Based Payment Arrangement, Expense	$ 601	$ 563